Related parties (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions	Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognised:

	EUR million
	30-06-2022
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	16	—	16
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	197	—	197
	—	—	213	—	213
Income
Finance income	—	—	71	—	71
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	683	1	684
	—	—	754	1	755

	EUR million
	30-06-2022
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	—	715	26	741
Financing agreements: loans and capital contributions (borrower)	—	9	362	40	411
Guarantees provided	—	—	—	—	—
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	(12)	(2)	(14)
Dividends and other distributed profit	—	1	—	9	10
Other transactions	—	—	(106)	—	(106)

	EUR million
	30-06-2022
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	13	9,156	410	9,579
Other collection rights	—	—	885	—	885
	—	13	10,041	410	10,464
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	28	3,692	238	3,958
Other payment obligations	—	—	264	—	264
	—	28	3,956	238	4,222

	EUR million
	30-06-2021
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	4	—	4
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	44	—	44
	—	—	48	—	48
Income
Finance income	—	—	44	1	45
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	613	—	613
	—	—	657	1	658

	EUR million
	30-06-2021
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	(1)	492	(32)	459
Financing agreements: loans and capital contributions (borrower)	—	3	(503)	81	(419)
Guarantees provided	—	—	—	—	—
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	(38)	6	(32)
Dividends and other distributed profit	—	1	—	5	6
Other transactions	—	—	(7)	—	(7)

	EUR million
	31-12-2021
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	14	8,585	384	8,983
Other collection rights	—	—	801	—	801
	—	14	9,386	384	9,784
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	19	3,331	197	3,547
Other payment obligations	—	—	74	—	74
	—	19	3,405	197	3,621